Expense Example (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
	Jan. 25, 2013
(Columbia Marsico 21st Century Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 688
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	1,924
(Columbia Marsico 21st Century Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,059
(Columbia Marsico 21st Century Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
(Columbia Marsico 21st Century Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
(Columbia Marsico 21st Century Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico 21st Century Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Focused Equities Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,187
Expense Example, with Redemption, 10 Years	1,924
(Columbia Marsico Focused Equities Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	696
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,242
Expense Example, with Redemption, 10 Years	2,059
(Columbia Marsico Focused Equities Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
(Columbia Marsico Focused Equities Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	883
(Columbia Marsico Focused Equities Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Focused Equities Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Columbia Marsico Global Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	725	[1]
Expense Example, with Redemption, 3 Years	1,396	[1]
Expense Example, with Redemption, 5 Years	2,090	[1]
Expense Example, with Redemption, 10 Years	3,924	[1]
(Columbia Marsico Global Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	334	[1]
Expense Example, with Redemption, 3 Years	1,092	[1]
Expense Example, with Redemption, 5 Years	1,964	[1]
Expense Example, with Redemption, 10 Years	4,212	[1]
(Columbia Marsico Global Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	184	[1]
Expense Example, with Redemption, 3 Years	945	[1]
Expense Example, with Redemption, 5 Years	1,728	[1]
Expense Example, with Redemption, 10 Years	3,779	[1]
(Columbia Marsico Global Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	133	[1]
Expense Example, with Redemption, 3 Years	797	[1]
Expense Example, with Redemption, 5 Years	1,485	[1]
Expense Example, with Redemption, 10 Years	3,321	[1]
(Columbia Marsico Growth Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	684
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	1,871
(Columbia Marsico Growth Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	691
Expense Example, with Redemption, 3 Years	891
Expense Example, with Redemption, 5 Years	1,216
Expense Example, with Redemption, 10 Years	2,005
(Columbia Marsico Growth Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	591
Expense Example, with Redemption, 5 Years	1,016
Expense Example, with Redemption, 10 Years	2,201
(Columbia Marsico Growth Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
(Columbia Marsico Growth Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
(Columbia Marsico Growth Fund) | Class W Shares
Expense Example:
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,375
(Columbia Marsico Growth Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(Columbia Marsico Growth Fund) | Class R5 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
(Columbia Marsico Growth Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
(Columbia Marsico International Opportunities Fund) | Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	975
Expense Example, with Redemption, 5 Years	1,267
Expense Example, with Redemption, 10 Years	2,095
(Columbia Marsico International Opportunities Fund) | Class B Shares
Expense Example:
Expense Example, with Redemption, 1 Year	712
Expense Example, with Redemption, 3 Years	955
Expense Example, with Redemption, 5 Years	1,324
Expense Example, with Redemption, 10 Years	2,229
(Columbia Marsico International Opportunities Fund) | Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	312
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,124
Expense Example, with Redemption, 10 Years	2,421
(Columbia Marsico International Opportunities Fund) | Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
(Columbia Marsico International Opportunities Fund) | Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	502
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,889
(Columbia Marsico International Opportunities Fund) | Class R4 Shares
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
(Columbia Marsico International Opportunities Fund) | Class Z Shares
Expense Example:
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329

[1]	Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire one year from the date of the prospectus, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.